Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 1.00	$ 0.78
Restricted shares with an option feature
Number of shares
Outstanding at the beginning of the year	29,825,089
Granted	14,009,660
Forfeited	(8,327,544)
Exercised	(4,854,900)
Outstanding at the end of the year	30,652,305	29,825,089
Vested and expected to vest at end of year	30,652,305
Exercisable	5,183,915
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 0.33
Granted (in dollars per share)	0.08
Forfeited (in dollars per share)	0.32
Exercised (in dollars per share)	0.34
Outstanding at the end of the year (in dollars per share)	0.22	$ 0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	1.22
Granted (in dollars per share)	1.00
Forfeited (in dollars per share)	1.12
Exercised (in dollars per share)	1.16
Outstanding at end of year (in dollars per share)	$ 1.15	$ 1.22
Weighted Average Remaining Contractual Term
Outstanding	5 years 3 months 21 days	6 years 3 months 21 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 11,835	$ 26,064
Risk-free interest rates, minimum	3.49%
Risk-free interest rates, maximum	3.59%
Expected volatility range, minimum	55.50%
Expected volatility range, maximum	57.00%
Expected dividend yield	0.00%
Expected exercise multiple	2.20
Restricted shares with an option feature | Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)	$ 0.85
Fair value per option granted (US$)	0.66
Restricted shares with an option feature | Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)	1.29
Fair value per option granted (US$)	$ 1.23